Long-term debt - Term Loan Narrative (Details)			12 Months Ended
	Jun. 30, 2017 USD ($)	Dec. 02, 2016 CAD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 CAD ($)	Mar. 31, 2016 CAD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 21, 2017 CAD ($)	Mar. 21, 2017 USD ($)	Dec. 02, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Original issue discount			$ 2,170,000
Deferred financing charges on the term loan			$ (311,000)	$ 0	$ 0
Term Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 216,738,000								$ 162,582,000
Original issue discount		6,502,000
Transaction costs		3,427,000
Interest rate on borrowings (as a percent)			5.88%			5.88%
Quarterly repayments of term loan	$ 406,000
Borrowings			$ 146,649,000	151,600,000		$ 113,800,000	$ 113,800,000
Derivative liability related to interest rate floor		$ 1,375,000	152,000	782,000
Prepayments on term loan								$ 65,031,000	$ 48,800,000
Revaluation for interest rate modification			$ 4,525,000	$ 5,935,000		$ 3,511,000
Term Loan | Deferred financing charges
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 2,972,000
Term Loan | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)		5.00%						4.00%	4.00%	5.00%
Term Loan | LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)		1.00%								1.00%